SCHEDULE OF WARRANT TO PURCHASE COMMON STOCK GRANTED (Details) - $ / shares		12 Months Ended
	Apr. 05, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Volatility - range			111.67%
Risk-free rate			1.81%
Remaining contractual term		0 years	10 years
Exercise price			$ 19.60
Warrant [Member]
Debt Instrument [Line Items]
Volatility - range	106.00%
Risk-free rate	3.36%
Dividend	0.00%
Remaining contractual term	5 years
Common stock issuable under the warrants	1,125,000	1,125,000
Warrant [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price	$ 5.50
Warrant [Member] | Maximum [Member]
Debt Instrument [Line Items]
Exercise price	$ 7.50